INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance Costs
Interest expenses with the Parent		$ (45,852)	$ (462,575)
Interest expenses	$ (25,629,885)	(24,078,901)	(20,767,168)
Financial commissions	(3,208,933)	(2,746,945)	(2,558,342)
Finance Costs	(28,838,818)	(26,871,698)	(23,788,085)
Other finance results
Exchange differences generated by assets	(11,137,132)	(15,750,105)	(20,410,188)
Exchange differences generated by liabilities	4,083,222	19,166,100	10,890,789
Changes in fair value of financial assets or liabilities and other financial results	(14,982,282)	(13,026,967)	(2,209,036)
Prepayment premium fee	(4,870,021)
Net gain of inflation effect on monetary items	409,356	1,697,345	438,502
Other finance results	$ (26,496,857)	$ (7,913,627)	$ (11,289,933)